Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Portfolio Series Fixed Income Allocation Fund))	0 Months Ended
	May 30, 2012
Class A
Operating Expenses:
Management Fees	0.05%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.30%
Acquired Fund Fees and Expenses	0.56%
Total Annual Fund Operating Expenses	1.16%
Fee Waiver and/or Expense Reimbursement	(0.12%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.04%
Class B
Operating Expenses:
Management Fees	0.05%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.49%
Acquired Fund Fees and Expenses	0.56%
Total Annual Fund Operating Expenses	2.10%
Fee Waiver and/or Expense Reimbursement	(0.31%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.79%
Class C
Operating Expenses:
Management Fees	0.05%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.48%
Acquired Fund Fees and Expenses	0.56%
Total Annual Fund Operating Expenses	2.09%
Fee Waiver and/or Expense Reimbursement	(0.30%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.79%
Class N
Operating Expenses:
Management Fees	0.05%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.40%
Acquired Fund Fees and Expenses	0.56%
Total Annual Fund Operating Expenses	1.51%
Fee Waiver and/or Expense Reimbursement	(0.22%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.29%
Class Y
Operating Expenses:
Management Fees	0.05%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.23%
Acquired Fund Fees and Expenses	0.56%
Total Annual Fund Operating Expenses	0.84%
Fee Waiver and/or Expense Reimbursement	(0.06%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.78%

[1]	The Manager has voluntarily agreed to waive fees and/or reimburse the Fund for certain expenses in order to limit "Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement" (including the combined direct (fund level) and indirect (underlying fund level) expenses, but excluding any applicable dividend expense, taxes, interest and fees from borrowing, any subsidiary expenses, brokerage commissions, extraordinary expenses and certain other Fund expenses) to annual rates of 1.10% for Class A, 1.85% for Classes B and C, 1.35% for Class N and 1.00% for Class Y shares as calculated on the daily net assets of the Fund. This fee waiver and/or expense limitation may not be amended or withdrawn until one year from the date of this prospecctus. The Manager has also voluntarily agreed to waive the fees payable directly to it by the Fund in the aggregate amount of $165,000, applied on the basis of $41,250 per each of four semi-annual periods beginning August 1, 2011. If during any semi-annual period in which this waiver is in effect the fees payable directly to the Manager is less than $41,250, the Manager will waive the total fees payable to it by the Fund for that semi-annual period and the unpaid difference shall be carried over to the next semi-annual period until the total has been waived by the Manager. This fee waiver is applied after (and in addition to) any other applicable waivers and/or reimbursements that may apply and may not be amended or withdrawn until one year from the date of this prospectus. The Manager is not required to waive or reimburse Fund expenses in excess of the amount of indirect management fees earned from investments in the Underlying Funds.